Note 7 - Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Thousands of Yen
	2015	2016

Data communications equipment	¥11,159,022	¥14,355,365
Office and other equipment	2,746,153	2,065,039
Land	537,889	537,889
Buildings	1,644,704	1,663,326
Leasehold improvements	3,798,172	3,904,189
Capitalized software	24,804,449	28,815,164
Assets under capital leases, primarily data communications equipment	24,271,434	28,328,721
Total	68,961,823	79,669,693
Less accumulated depreciation and amortization	(39,591,769)	(45,345,543)

Property and equipment—net	¥29,370,054	¥34,324,150

Schedule of Capitalized Software, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen
2017	¥2,990,683
2018	2,747,052
2019	2,048,524
2020	1,385,225
2021	840,041